Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Parenthetical) (Detail) - Japan	Mar. 31, 2019	Mar. 31, 2018
Commingled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	50.00%	51.00%
Commingled funds | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	49.00%	48.00%
Commingled funds | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	1.00%	1.00%
Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	51.00%	52.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	49.00%	48.00%
Japanese National and Local Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	48.00%	49.00%
Foreign National and Local Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	52.00%	51.00%